Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001882198
Amendment Description	Amendment No. 4
Document Type	S-4/A
Entity Registrant Name	ATHENA TECHNOLOGY ACQUISITION CORP. II
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true